SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
32.	SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of these consolidated financial statements in conformity with IFRS Accounting Standards requires us to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

(a)	Significant judgements in applying accounting policies

In applying our accounting policies, we have made the following judgements that have the most significant effect on the amounts recognized in these consolidated financial statements:

Business combination accounting - Musselwhite Mine

We exercised judgement in determining that the February 28, 2025, acquisition of Musselwhite Mine Ltd. constituted a business as defined in IFRS 3, rather than an asset acquisition. This assessment required consideration of whether the acquired set of activities and assets included substantive processes that, together with the acquired inputs, were capable of contributing to the creation of outputs.

In making this determination, we considered that the acquisition included an operating underground mine with an established workforce, mining and processing infrastructure, operating permits, life - of - mine plans and the ability to generate outputs in the form of gold production. We concluded that these elements represented more than a collection of assets.

We also exercised judgement in identifying the assets acquired and liabilities assumed and in determining which items met the recognition criteria at the acquisition date, including site closure obligations, deferred tax balances and other acquisition - date adjustments. These judgements affected the recognition, measurement and subsequent accounting of the acquired assets and liabilities.

Gold prepay arrangements

We exercised judgement in determining the appropriate accounting for the gold prepay arrangements entered into in connection with the Musselwhite acquisition. This required evaluation of whether the arrangements represented financial liabilities within the scope of IFRS 9 or contracts with customers within the scope of IFRS 15.

In making this determination, we considered the contractual terms, including the requirement to deliver specified quantities of gold over time, the absence of any contractual obligation or economic compulsion to settle the arrangements in cash, and our intent and ability to deliver gold from our own production. Based on this assessment, we concluded that the gold prepay arrangements represent contracts with customers and recognized the upfront consideration received as deferred revenue, to be recognized in revenue as gold is delivered.

Convertible notes and related instruments

The Company issued convertible notes as part of the financing for the acquisition. We exercised judgement in evaluating the contractual terms of the convertible notes and related instruments issued as part of the acquisition financing to determine their appropriate classification and measurement under IAS 32 and IFRS 9.

This assessment required us to identify and separate the components of the overall arrangement, including the host debt liability, the holders’ conversion option, the Company’s redemption right and the warrants issued in connection with the notes. We also exercised judgement in assessing whether the warrants met the “fixed - for - fixed” equity classification criterion in IAS 32, taking into account the Company’s functional currency.

Based on our analysis of the terms of the convertible notes, we determined that the instrument should be separated into four components: (i) a host debt liability measured at amortized cost, (ii) a component of equity for the investor’s conversion feature, (iii) a derivative asset for the Company’s redemption right, and (iv) warrants, which we classified as a financial liability. Judgement was required in identifying, classifying, and measuring each component under IFRS 9 «Financial Instruments» and IAS 32 «Financial Instruments: Presentation».

Assessment of impairment indicators

We apply judgement in assessing whether indicators of impairment exist for our exploration and evaluation (“E&E”) properties and for our mineral properties that would require an impairment test.

For E&E properties, we consider factors such as our rights to explore, planned expenditures, changes in mineral resources and mineral reserves, metal prices, costs, market capitalization and interest rates to determine whether the carrying amount may not be recoverable.

For mineral properties, we consider external factors such as changes in technology, markets, economic conditions, legal and regulatory environments and interest rates, as well as internal factors including operating performance, life-of-mine plans, plans to discontinue or restructure operations, restrictions on access and political or environmental considerations.

We also apply judgement in assessing title to, and renewal of, mineral concessions, including situations where renewal applications have been submitted and are awaiting approval. In making this assessment, we consider customary practices in the applicable jurisdictions, our continued compliance with regulatory requirements and the ongoing acceptance of our activities by the relevant authorities.

Hedge accounting

We exercised judgement in determining that forecast Canadian-dollar expenditures are highly probable and therefore eligible for hedge accounting, and that the designated foreign exchange forward contracts are expected to be highly effective in offsetting changes in the related cash flows.

Functional currency

We determined the functional currency of the Company and its subsidiaries based on the primary economic environment in which each entity operates. During the year, we reassessed the functional currency of the parent entity in connection with the acquisition of Musselwhite Mine and the resulting changes in our operations and financing activities.

Effective February 28, 2025, the functional currency of the parent entity, Orla Mining Ltd, changed from Canadian dollars to United States dollars, following the acquisition of Musselwhite Mine Ltd. and the entering into of a gold prepay facility. These events resulted in the majority of the parent entity’s revenues, costs, and financing activities being denominated in US dollars. In accordance with IAS 21, this change is accounted for prospectively, with all assets, liabilities, and equity of Orla Mining Ltd. translated into US dollars at the exchange rate on that date.

Exposure to future variable lease payments

The Company is exposed to future cash outflows not reflected in lease liabilities, primarily related to variable lease payments. The majority of our mining contractor arrangements are variable in nature, and we expect this structure to continue for the foreseeable future.

(b)	Key sources of estimation uncertainty

The following assumptions and estimates have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year:

Fair value of assets acquired and liabilities assumed in a business combination

The fair value of assets acquired and liabilities assumed in a business combination is a significant estimate. Upon the acquisition of Musselwhite Mine Ltd, we were required to recognize the identifiable assets acquired and liabilities assumed at their acquisition date fair values in accordance with IFRS 3. Determining those fair values required us to apply valuation techniques and significant assumptions, particularly for property, plant and equipment, inventory, site closure obligations and deferred tax balances.

The fair values assigned to property, plant and equipment, and mineral property interests, required significant estimates regarding mineral reserves and mineral resources, future production profiles, long-term gold prices, operating and capital costs, metallurgical recoveries, foreign exchange rates, discount rates and the expected remaining mine life.

The fair value of inventory required estimates of quantities, grades, recoveries and selling prices less costs to complete and sell.

The measurement of site closure obligations required estimates of the timing and amount of future closure cash flows, inflation rates and discount rates.

Deferred tax amounts recognized on acquisition were affected by the estimated fair values allocated to the underlying assets and liabilities and the related tax bases.

These estimates are inherently uncertain and could change as additional information becomes available. The use of different assumptions could have resulted in materially different amounts being recognized on acquisition.

Mineral resource and mineral reserve estimates

Mineral resource and mineral reserve estimates represent a key source of estimation uncertainty. These estimates affect the determination of technical feasibility and commercial viability, depreciation and depletion of producing assets, impairment assessments and the timing and measurement of site closure and rehabilitation provisions. Changes in geological interpretation, mining performance, metallurgical recovery, operating and capital cost assumptions, permitting considerations or commodity prices could result in material adjustments.

Valuation of production inventory

The valuation of production inventory, including the determination of its net realizable value, requires significant estimates. In heap leach operations, these estimates include tonnes stacked, rock densities, grades, recovery rates and leach kinetics used to estimate recoverable metal on the leach pad. Changes in these assumptions may result in adjustments to inventory balances and cost of sales.

Impairment of non-current assets

When impairment testing is required, recoverable amounts are estimated using valuation techniques that involve assumptions regarding metal prices, production profiles, operating and capital costs, discount rates, foreign exchange rates, mineral reserve and resource estimates and closure costs. Changes in these assumptions could result in a material adjustment.

Site closure and rehabilitation provisions

Site closure and rehabilitation provisions are measured at the present value of estimated future cash outflows. Significant estimates include the timing and extent of closure activities, future cost estimates, inflation assumptions and discount rates. Changes in these estimates could result in a material adjustment.

Fair value of financial instruments

Certain financial instruments are measured at fair value using valuation techniques that incorporate assumptions such as discount rates, credit spreads, share price volatility and expected lives. Changes in these assumptions could result in material changes in fair value.

Contingent consideration

Contingent consideration arising from the Musselwhite acquisition is measured at fair value at each reporting date, with changes recognized in profit or loss. Measurement requires estimates of future gold prices and other valuation inputs. Changes in these estimates could result in a material adjustment.

Deferred revenue

Deferred revenue related to gold prepay arrangements is recognized as revenue when gold is delivered. The timing of revenue recognition depends on estimates of future delivery schedules and production forecasts. Changes in these estimates could affect the timing of revenue recognition.

Income taxes

The determination of income tax expense and related balances requires estimates and judgement, including the expected manner of recovery and settlement of assets and liabilities and the interpretation of tax legislation. Changes in estimates or the outcome of tax audits could result in a material adjustment.

The recognition of deferred tax liabilities on temporary differences was based on estimates of the underlying tax bases of Musselwhite Mine. Our assessments of the recoverability of any deferred tax assets arising from the acquisition were based on our views of future taxable income and will in future consider additional tax planning strategies. These estimates are sensitive to changes in metal prices, production volumes, and changes in Canadian tax laws and rates.

Recoverability of indirect taxes

Indirect taxes recoverable are recognized based on our estimate of amounts expected to be recovered from tax authorities. Changes in legislation, audit outcomes or recovery expectations could result in a material adjustment.